Investments Accounted for Using the Equity Method (Principal Activities of Material Associates) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Shanghai Secco Petrochemical Company Limited ("Shanghai Secco") [member]
Disclosure of associates [line items]
Name of entity	Shanghai Secco Petrochemical Company Limited ("Shanghai Secco")
Place of business/country of incorporation	PRC
Percentage of ownership interest	20.00%	20.00%
Nature of the relationship	Manufacturing and distribution of chemical products
Measurement method	Equity
Shanghai Chemical Industry Park Development Company Limited ("Chemical Industry") [member]
Disclosure of associates [line items]
Name of entity	Shanghai Chemical Industry Park Development Company Limited ("Chemical Industry")
Place of business/country of incorporation	PRC
Percentage of ownership interest	38.26%	38.26%
Nature of the relationship	Planning, development and operation of the Chemical Industry Park in Shanghai, PRC
Measurement method	Equity
Shanghai Jinsen Hydrocarbon Resins Company Limited ("Jinsen") [member]
Disclosure of associates [line items]
Name of entity	Shanghai Jinsen Hydrocarbon Resins Company Limited ("Jinsen")
Place of business/country of incorporation	PRC
Percentage of ownership interest	40.00%	40.00%
Nature of the relationship	Production of resins products
Measurement method	Equity
Shanghai Azbil Automation Company Limited ("Azbil") [member]
Disclosure of associates [line items]
Name of entity	Shanghai Azbil Automation Company Limited ("Azbil")
Place of business/country of incorporation	PRC
Percentage of ownership interest	40.00%	40.00%
Nature of the relationship	Service and maintenance of building automation systems and products
Measurement method	Equity